32. Commitments	12 Months Ended
Dec. 31, 2019
Commitments [absract]
Commitments
32.Commitments

On December 31, 2019, the Company had 129 firm orders for aircraft acquisitions with Boeing. These aircraft acquisition commitments include estimates for contractual price increases during the construction phase.

	2019	2018
2020	-	1,791,661
2021	3,201,198	5,046,966
2022	3,690,205	7,883,277
2023	4,103,490	8,766,165
2024 thereafter	18,606,054	39,747,570
Total	29,600,947	63,235,639

From December 31, 2019, the commitments are demonstrated considering the estimated discount to be granted by the manufacturer, based on historical experience, while the amounts disclosed in 2018 considered the price list, for this reason the numbers above are not comparable.

Of the total commitments presented above, the Company should disburse R$9,245,057 (corresponding to US$2,293,660 on the balance date) as advances for aircraft acquisition, according to the financial flow below:

	2019	2018
2019	-	283,579
2020	1,169,967	816,766
2021	1,152,456	1,072,048
2022	1,300,668	1,250,361
2023	1,366,345	1,313,497
2024 thereafter	4,255,621	4,091,021
Total	9,245,057	8,827,272

The difference between the total amount of the commitment and the disbursements, which corresponds to around 85% of the total cost of the aircraft, must be financed.

The Company has been making payments related to aircraft acquisitions using its own resources, loans, cash generated from operations, short- and medium-term credit lines and supplier financing.

The Company leases its entire aircraft fleet through a combination of leases without a purchase option and with a purchase option. On December 31, 2019, the total fleet included 137 aircraft (121 on December 31, 2018) 126 with commercial leases without a purchase option and 11 with commercial leases with a purchase option (on December 31, 2018, 10 of these aircraft has a purchase option and 110 had no purchase option).